Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2021 and December 31, 2020.

As at December 31, 2021:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Long-term investments

Common shares held	$21,486	$21,486	$-	$-

Warrants and other	1,666	-	1,666	-

Convertible debt	904	-	904	-

	$24,056	$21,486	$2,570	$-

As at December 31, 2020:
In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Short-term investments

Convertible debt	$1,852	$-	$1,852	$-

Long-term investments

Common shares held	$28,416	$28,416	$-	$-

Warrants and other	1,143	-	1,143	-

Convertible debt	15,525	-	15,525	-

	$46,936	$28,416	$18,520	$-